Submission	Sep. 22, 2026
Submission [Line Items]
Central Index Key	0001610590
Registrant Name	MBody AI Ltd.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A